Share-based compensation	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation [Text Block]

23. Share-based compensation

Share options

The Company offers a share option plan (the "Plan") to its directors, officers, management, employees and consultants. Options may be granted at an exercise price determined by the Board of Directors but shall not be less than the closing market price of the common shares of the Company on the TSX on the day prior to their grant. No participant shall be granted an option which exceeds 5% of the issued and outstanding shares of the Company at the time of granting of the option. The number of common shares issued to insiders of the Company within one year and issuable to the insiders of the Company at any time under the Plan or combined with all other share compensation arrangements, cannot exceed 8% of the issued and outstanding common shares. The duration and the vesting period are determined by the Board of Directors. However, the expiry date may not exceed 7 years after the date of granting.

The following table summarizes information about the movement of the share options outstanding:

	2019		2018
		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price
		$		$
Balance - January 1	4,305,980	14.49	3,537,123	14.90
Granted(i)	1,292,200	13.51	886,900	12.85
Issued - Barkerville replacement share options(ii)	1,005,478	14.89	-	-
Exercised	(1,355,531)	14.59	-	-
Exercised - Virginia replacement share options(iii)	(148,984)	11.51	(2,710)	13.93
Forfeited	(151,800)	13.74	(70,467)	14.43
Expired	(7,999)	15.80	(44,866)	15.15
Balance - December 31	4,939,344	14.40	4,305,980	14.49
Options exercisable - December 31	2,988,713	14.87	2,720,879	14.72

(i) Options were granted to officers, management, employees and/or consultants.

(ii) Share options issued as replacement share options following the acquisition of Barkerville (Note 7).

(iii) Share options issued as replacement share options following the acquisition of Virginia Mines Inc. in 2015.

The weighted average share price when share options were exercised during the year ended December 31, 2019 was $16.24 ($14.71 for the year ended December 31, 2018).

The following table summarizes the Company's share options outstanding as at December 31, 2019:

	Options outstanding			Options exercisable
			Weighted
			average
		Weighted	remaining		Weighted
Exercise		average	contractual		average
price range	Number	exercise price	life (years)	Number	exercise price
$		$			$

6.94 - 9.98	212,708	7.80	0.7	212,708	7.80
10.58 - 12.97	1,187,408	12.65	4.2	410,076	12.39
13.10 - 14.78	1,815,139	13.53	2.9	897,039	13.44
15.80 - 18.07	1,570,579	16.41	1.8	1,315,380	16.39
24.72 - 27.77	153,510	26.60	2.4	153,510	26.60
	4,939,344	14.40	2.8	2,988,713	14.87

Share options - Fair value

The options, when granted, are accounted for at their fair value determined by the Black-Scholes option pricing model based on the vesting period and on the following weighted average assumptions:

	2019	2018
Dividend per share	1%	1%
Expected volatility	34%	35%
Risk-free interest rate	2%	2%
Expected life	49 months	46 months
Weighted average share price	$13.51	$12.85
Weighted average fair value of options granted	$3.41	$3.37

The expected volatility was estimated using Osisko's historical data from the date of grant and for a period corresponding to the expected life of the options. Share options are exercisable at the closing market price of the common shares of the Company on the day prior to their grant.

The fair value of the share options is recognized as compensation expense over the vesting period. In 2019, the total share-based compensation related to share options on the consolidated statement of loss amounted to $2.9 million ($3.1 million in 2018).

Deferred and restricted share units

The Company has a Deferred Share Unit Plan and a Restricted Share Unit Plan, which allow DSU and RSU to be granted to directors, officers and employees as part of their long-term compensation package and entitling them to receive payout in cash. In 2018 and 2019 respectively, the RSU and DSU plans were amended to provide for the right of the Company to settle a payment in the form of common shares, cash or a combination of common shares and cash (the "Amended RSU Plan").

The following table summarizes information about the DSU and RSU movements:

	2019				2018
	DSU(i) (cash)	DSU(i) (equity)	RSU (cash)	RSU(ii) (equity)	DSU (cash)	RSU(iii) (cash)	RSU(iii) (equity)

Balance - Beginning of period	317,209	-	3,046	848,759	266,442	600,627	-
Granted	-	66,000	-	592,300	82,600	23,700	429,262
Reinvested (dividends on common shares)	2,352	2,529	23	14,600	4,696	7,064	6,277
Settled	(37,185)	(16,866)	(3,069)	(176,704)	(36,529)	(192,719)	-
Transfer from cash-settled to equity-settled	(282,376)	282,376	-	-	-	(428,090)	428,090
Forfeited	-	(8,832)	-	(88,917)	-	(7,536)	(14,870)
Balance - End of period	-	325,207	-	1,190,038	317,209	3,046	848,759
Balance - Vested	-	267,565	-	70,320	233,883	-	69,257

(i) In May 2019, following an amendment to the DSU Plan, all outstanding DSU were transferred from cash-settled to equity-settled as the Company now intends to settle these DSU in equity instead of cash. The Company has reclassified the fair value at the date of transfer from provisions and other liabilities to contributed surplus.

The DSU vest the day prior to the next annual general meeting and are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company, to each director when he or she leaves the board or is not re-elected. The value of the payout is determined by multiplying the number of DSU expected to be vested at the payout date by the closing price of the Company's shares on the day prior to the grant date. The fair value is recognized over the vesting period. On the settlement date, one common share will be issued for each DSU, after deducting any income taxes payable on the benefit earned by the director that must be remitted by the Company to the tax authorities. The DSU granted in 2019 have a weighted average value of $13.61 per DSU ($13.18 per DSU in 2018).

(ii) 68,162 RSU were granted to management in 2018 as part of the 2017 short-term incentive plan (70,320 RSU after reinvestment of dividends), representing a value of $1.0 million. These RSU vested on December 31, 2019 and a total of 32,492 common shares were issued in January 2020 (after deducting the income taxes payable on the benefit earned by the employee that must be remitted by the Company to the tax authorities).

On December 31, 2019, 150,000 RSU were granted to an officer (with a value of $12.70 per RSU) and will vest and be payable in equal tranches over a three-year period (1/3 per year), in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company. An additional 75,000 RSU were also granted (with a value of $12.70 per RSU) and will vest upon the officer buying a total of 75,000 common shares of the Company by December 31, 2020. The common shares were acquired in January 2020, which triggered the vesting of the RSU and a total of 34,852 common shares were issued to the officer (after deducting the income taxes payable on the benefit earned by the employee that must be remitted by the Company to the tax authorities).

The remaining RSU vest and are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company, three years after the grant date, one half of which depends on the achievement of certain performance measures. The weighted average value of the RSU granted in 2019 was $13.61 per RSU ($12.97 per RSU in 2018).

The value of the payout is determined by multiplying the number of RSU expected to be vested at the payout date by the closing price of the Company's shares on the day prior to the grant date. The fair value is recognized over the vesting period and is adjusted in function of the applicable terms for the performance based components, when applicable. On the settlement date, one common share is issued for each RSU, after deducting any income taxes payable on the benefit earned by the employee that must be remitted by the Company to the tax authorities.

(iii) In October 2018, following the approval of the Amended RSU Plan, 428,090 outstanding RSU have been transferred from cash-settled to equity-settled as the Company now intends to settle these RSU in equity instead of cash. The Company has reclassified the fair value at the date of transfer from provisions and other liabilities to contributed surplus.

The total share-based compensation expense related to the DSU and RSU plans in 2019 amounted to $5.4 million ($2.7 million in 2018).

Deferred and restricted share units - Fair value

The following table summarizes the carrying value of the outstanding DSU and RSU (cash) and the fair value of the vested DSU and RSU (cash) as at December 31, 2019 and 2018:

	December 31, 2019		December 31, 2018
	Carrying	Intrinsic value	Carrying	Intrinsic value
	value	of vested units	value	of vested units
	$	$	$	$
Current portion	-	-	3,494	2,800
Non-current portion	-	-	-	-
	-	-	3,494	2,800

The carrying value of the DSU and RSU (cash) was included in provisions and other liabilities on the consolidated balance sheets (Note 19).

Based on the closing price of the common shares at December 31, 2019 ($12.62), and considering a marginal income tax rate of 53.3%, the estimated amount that the Company is expected to transfer to the tax authorities to settle the employees' tax obligations related to the vested RSU and DSU to be settled in equity amounts to $2.3 million ($0.4 million as at December 31, 2018) and to $10.2 million based on all RSU and DSU outstanding ($5.4 million as at December 31, 2018).